Share-based compensation - Share options outstanding - DSPPP (Details) - Deferred Strike Price Payment Plan (DSPPP) - EquityInstruments	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation
Outstanding shares	29,950,268	29,958,807	17,438,883	0
Later than eight years and not later than nine years
Share-based compensation
Outstanding shares	17,427,207	17,431,572
Later than nine years and not later than ten years
Share-based compensation
Outstanding shares	12,523,061	12,527,235
Strike Price CHF 0.043
Share-based compensation
Outstanding shares	12,523,061	12,527,235
Strike Price CHF 0.043 | Later than nine years and not later than ten years
Share-based compensation
Outstanding shares	12,523,061	12,527,235
Strike Price CHF 0.13
Share-based compensation
Outstanding shares	17,427,207	17,431,572
Strike Price CHF 0.13 | Later than eight years and not later than nine years
Share-based compensation
Outstanding shares	17,427,207	17,431,572